Other Long-Term Liabilities (Narrative) (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
FRANCE [Member]
Defined Benefit Plan, Accumulated Benefit Obligation	€ 340	€ 353
JAPAN [Member]
Defined Benefit Plan, Accumulated Benefit Obligation	€ 529	€ 474